Employee Benefit Plans (Details 6) (Other Postretirement Benefits [Member], Subsidies under the Prescription Drug Act [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Other Postretirement Benefits [Member] | Subsidies under the Prescription Drug Act [Member]
Reduction in net periodic benefit cost
Service costs	$ 3	$ 2
Interest costs	16	16
Amortization of net actuarial (gains) losses	10	11
Total reduction in net periodic benefit costs	$ 29	$ 29